FINANCIAL SERVICES - DFS Debt (Details) - USD ($)	Nov. 27, 2017	Feb. 02, 2018	Feb. 03, 2017	Jun. 01, 2016
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total debt, principal amount		$ 52,694,000,000	$ 50,356,000,000
Short-term debt		7,873,000,000	6,329,000,000
Long-term debt		43,998,000,000	43,061,000,000
Secured Debt
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Debt, stated amount				$ 20,000,000,000
Secured Debt | United States | Finance Leases and Revolving Loan Portfolio Segments
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total debt, principal amount		3,564,000,000	2,849,000,000
Secured Debt | Non-US | Finance Leases and Revolving Loan Portfolio Segments
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total debt, principal amount		1,232,000,000	615,000,000
Securitization facilities | Secured Debt | United States | Finance Leases and Revolving Loan Portfolio Segments
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total debt, principal amount		1,498,000,000	1,481,000,000
Current borrowing capacity		2,100,000,000
Securitization facilities | Secured Debt | Non-US | Finance Leases and Revolving Loan Portfolio Segments
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total debt, principal amount		404,000,000	233,000,000
Securitization facilities | Secured Debt | Non-US | Fixed-term
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Current borrowing capacity		$ 751,000,000
Fixed-term securitization offerings | Secured Debt | Minimum
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Interest rate		0.53%
Fixed-term securitization offerings | Secured Debt | Maximum
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Interest rate		3.61%
Fixed-term securitization offerings | Secured Debt | United States | Finance Leases and Revolving Loan Portfolio Segments
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total debt, principal amount		$ 2,034,000,000	1,364,000,000
Other structured facilities | Secured Debt | United States | Finance Leases and Revolving Loan Portfolio Segments
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total debt, principal amount		32,000,000	4,000,000
Other structured facilities | Secured Debt | Non-US | Finance Leases and Revolving Loan Portfolio Segments
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total debt, principal amount		628,000,000	382,000,000
Other structured facilities | Secured Debt | Canada
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Current borrowing capacity		183,000,000
Other structured facilities | Secured Debt | Europe
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Current borrowing capacity		500,000,000
Other structured facilities | Secured Debt | Australia
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Current borrowing capacity		96,000,000
Note payable
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Debt, stated amount	$ 200,000,000
Note payable | Secured Debt
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total debt, principal amount		200,000,000	0
DFS Debt
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total debt, principal amount		4,796,000,000
DFS Debt | Secured Debt
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total debt, principal amount		4,796,000,000	3,464,000,000
Short-term debt		3,327,000,000	2,088,000,000
Long-term debt		$ 1,469,000,000	$ 1,376,000,000
LIBOR | Note payable
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Basis spread on variable rate	2.25%
Mexican Interbank Equilibrium Interest Rate | Mexico, Pesos | Note payable
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Basis spread on variable rate	2.00%